FI - Carrying value and fair value not held at fair value (Details 17) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 79,927	SFr 83,565
Investment securities	2,236	2,698
Loans	20,831	20,820
Other assets	13,439	25,626
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	18,114	32,398
Short-term borrowings	2,996	3,112
Long-term debt	73,070	80,002
Other liabilities	10,097	11,745
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	42,509	39,871
Loans	232,885	231,395
Other assets	180,004	150,743
Financial liabilities
Due to banks and deposits	355,338	349,015
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,385	14,200
Short-term borrowings	8,182	5,546
Long-term debt	121,533	112,091
Other liabilities	68,064	63,970
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	42,509	39,872
Loans	240,937	238,545
Other assets	180,220	150,992
Financial liabilities
Due to banks and deposits	355,279	349,419
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,351	14,401
Short-term borrowings	8,184	5,545
Long-term debt	123,057	113,416
Other liabilities	68,073	64,106
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	7	4
Other assets	111,844	90,740
Financial liabilities
Due to banks and deposits	193,967	197,645
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	2,292	32
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	42,509	39,872
Loans	234,524	232,391
Other assets	66,548	58,456
Financial liabilities
Due to banks and deposits	161,312	151,774
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,351	14,401
Short-term borrowings	8,184	5,545
Long-term debt	122,463	112,638
Other liabilities	65,321	63,496
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	6,406	6,150
Other assets	1,828	1,796
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	594	778
Other liabilities	SFr 460	SFr 578